Vanguard California Municipal Money Market Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
California Tax-Exempt Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.14%	1.68%	1.08%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.17%	1.70%	1.23%